Property and equipment	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
6	Property and equipment

	Office equipment	Computer equipment	Field equipment	Buildings	Right-of-use assets	Total
Cost
Balance, January 1, 2018	$55	$149	$39	$45	$-	$288
Additions	-	6	-	-	-	6
Foreign exchange	(5)	(12)	(4)	(4)	-	(25)
Balance, December 31, 2018	50	143	35	41	-	269
Additions	-	-	-	-	337	337
Disposals	-	(33)	(37)	-	-	(70)
Foreign exchange	3	4	2	3	4	16
Balance at December 31, 2019	53	114	-	44	341	552
Foreign exchange	1	4	-	1	4	10
Balance at December 31, 2020	$54	$118	$-	$45	$345	$562
Accumulated depreciation
Balance, January 1, 2018	$(8)	$(130)	$(33)	$(5)	$-	$(176)
Depreciation	(8)	(5)	(2)	(7)	-	(22)
Foreign exchange	1	10	4	1	-	16
Balance, December 31, 2018	(15)	(125)	(31)	(11)	-	(182)
Depreciation	(7)	(2)	-	(6)	(90)	(105)
Disposals	-	32	33	-	-	65
Foreign exchange	(1)	(8)	(2)	(1)	(2)	(14)
Balance at December 31, 2019	(23)	(103)	-	(18)	(92)	(236)
Depreciation	(6)	(4)	-	(5)	(83)	(98)
Foreign exchange	-	(3)	-	-	(5)	(9)
Balance at December 31, 2020	$(29)	$(110)	$-	$(23)	$(180)	$(342)
Net book value
January 1, 2019	$35	$18	$4	$30	$-	$87
December 31, 2019	$40	$11	$-	$26	$249	$316
December 31, 2020	$25	$8	$-	$22	$165	$220